COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

21.1 Other operating commitments

In October 2016, the Group had raised RMB57.5 million (US$8.1 million), and the Group planned to raise an additional RMB100.0 million (US$14.2 million) until CrossFire New Mobile Game is launched. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. In August 2016, the Group granted a third-party consultant 1,000,000 options to acquire shares of the Group as payment for consulting services related to the RMB157.5 million (US$22.3 million) financing plan of CrossFire Mobile Game with Inner Mongolia Culture Assets and Equity Exchange. The options will vest in accordance with the schedule of the actual funding to be received. In October 2016, 365,079 options were vested after the Group received the first funding of RMB57.5 million (US$8.1 million). The Group continues to cooperate with a third-party company for development and operation of CrossFire Mobile Game. The Group plans to apply for a license (“Banhao”) from GAPPRPT for CrossFire New Mobile Game as soon as development of the game is finalized to launch the game. The Group does not plan to finance the remaining RMB100.0 million (US$14.2 million) from the planned fund raising arrangement, and due to non-recovery of the advance financing fee, the Group fully impaired the advance finance fee in 2018. In January 2019, total 1,000,000 options granted to the third-party consultant were canceled. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty.

In June 2017, Shanghai IT has entered into an investment agreement with the shareholders of Beijing Ti Knight where Shanghai IT will invest a total of RMB9.0 million (US$1.3 million) in Beijing Ti Knight. As of December 31, 2019, Shanghai IT has invested RMB4.9 million (US$0.7 million) and has a remaining capital contribution commitment amounting to RMB4.1 million (US$0.6 million). Shanghai IT’s purchase commitment amounting to RMB6.8 million (US$1.0 million) for the outsourcing development agreement entered on October 9, 2016 with Beijing Ti Knight will be waived if Shanghai IT’s accumulated investment in Beijing Ti Knight is more than RMB6.0 million (US$0.8 million). Hence, as of June 30, 2020, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.8 million). As of June 30, 2020, the agreements have not been terminated but the related outsourcing development of the related game has been transferred to a third-party company.

In 2019, Jiu Gang has signed a joint venture agreement with Shenzhen EN-plus Technologies Co., Ltd. ("EN+"), an electric vehicle charging equipment company incorporated in the PRC, to establish a joint venture to engage in sales of new energy electric vehicle charging equipment, investment, construction and operation of charging stations, and provision of operational services for urban charging equipment and platforms for electric vehicles. According to the joint venture agreement, the Group will make a cash investment of RMB50.0 million (US$7.1 million) in the joint venture in consideration for which it will receive 80% equity interest in the joint venture, and EN+ will contribute its current and future proprietary electric vehicle charging technology to the joint venture in consideration for which it will receive a 20% equity interest of the joint venture. As of June 30, 2020, the joint venture has not been commenced and no progress on the joint venture.

In March 2019, the Group entered into a joint venture agreement with F&F to establish a joint venture to manufacture, market, distribute and sell electric cars in the PRC. Under the terms of joint venture agreement, the Group will make capital contribution of up to US$600.0 million in three equal installments to the joint venture, and F&F will make contributions including its use rights for a piece of land in the PRC to manufacture electric cars and will grant the joint venture an e-xclusive license to manufacture, market, distribute and sell certain F&F’s car models and other potential selected car models in the PRC, in each case subject to the satisfaction of certain conditions, such as establishment of the joint venture and funding arrangements. The Group has paid the initial deposit of US$5.0 million in April 2019.

In November 2020, the Group has converted initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent Mobility Global Holdings Ltd. (formerly known as Smart King Limited), the holding company of F&F at a pre-agreed conversion price set forth in the joint venture agreement.

21.2 Contingencies

In June 2016, Asian Development borrowed HK$92.3 million (US$11.9 million) from a financial services company at an annual interest rate of 2% for a term of 24 months. This loan is secured by 417,440,000 shares of L&A. Pursuant to the financing agreement (“Agreement”), such loan is considered to be in default since the market price of the pledged shares had fallen below the collateralized stock price by more than 35% for ten consecutive trading days. Asian Development had not made any remediation pursuant to the Agreement. Upon default, the lender shall be entitled to foreclose the pledged shares and become the legal and beneficial owner of the pledged shares. If the market value of the pledged shares cannot cover the total outstanding amount owed by Asian Development to the lender under the Agreement, the lender may claim against Asian Development to recover any outstanding amounts under the Agreement, in addition to foreclosure of the pledged shares as mentioned above.

In June 2020, petition to wind-up Asian Development was submitted by New Star International Development Limited to the High Court of Hong Kong. On September 9, 2020, the High Court of Hong Kong issued the order to wind-up Asian Development and appointed provisional liquidator to close remaining corporate affairs within the statutory timeframe. Asian Development will be de-consolidated from the Group after the completion of liquidation. Red 5 and its affiliates are currently in dispute with Qihoo 360 and its affiliates regarding System Link and Firefall and various legal proceedings have been initiated and are ongoing in connection with such dispute since 2016 where litigations have been filed with both Intellectual Property Court of Shanghai and Hong Kong International Arbitration Centre. In May 2019, the Group has entered into an out-of-court settlement with Qihoo 360 where both the Group and Qihoo 360 agreed to withdraw litigations filed in relation to the dispute over Firefall and to liquidate the joint venture, System Link. The Group has withdrew all the claims against Qihoo 360 and settled the litigation proceedings in Shanghai in May 2019. In August 2019, the Group has received a refund from Intellectual Property Court of Shanghai on court acceptance fee paid in 2016 and recognized other income amounting to RMB3.8 million (US$0.5 million) in 2019. As of June 30,2020, the Group is implementing the mediation agreement with Qihoo 360  to settle the arbitration proceeding in Hong Kong.

Shanghai Oh Yeah Information Technology Co., Ltd. (“Shanghai Oh Yeah”) filed several related civil claims against joint defendants including Shanghai IT, ZTE9 and a third-party defendant, regarding copy-right infringements of their intellectual property to the Intellectual Property Court of Shanghai with a total aggregated claim amount of RMB3.0 million (US$0.4 million).

On July 28, 2020, the Intellectual Property Court of Shanghai granted the claims withdrawal request from Shanghai Oh Yeah and underlying legal proceeding was dismissed. In August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor, Oriental Pearl. Due to the stock exchange transaction with L&A in 2016, a 37% share of the SBPS was owned by L&A as of June 30, 2020. Per Articles of Association of Red 5, major holders of SBPS, at any time on or after April 1, 2017 (the “Redemption Election”), can require Red 5 to redeem all, but not less than all, of the outstanding shares of SBPS, as applicable, in three equal annual installments. New Star, a wholly owned subsidiary of the Group, owns 39,766,589 Series A redeemable convertible preferred shares which have similar terms with the Series B redeemable convertible preferred shares. The redemption value of SBPS was US$16.5 million for the first installment, US$18.1 million for the second installment and US$19.9 million for the third installment. Since Red 5 is in a net liability position, the Group does not believe the preferred shareholders will request such redemption. As of the issuance date of these consolidated financial statements, there was no such preferred shareholder requiring Red 5 to redeem the preferred shares.

On May 29, 2020, the Group entered into a confidential settlement deed with Splendid Days Limited and Ark Pacific Associates Limited, according to the deed of settlement, the Group repaid part of the principal and interest by granting ordinary shares. Class A ordinary shares issued are subject to certain lock-up conditions and the number of Class A ordinary shares held or to be held by Splendid Days Limited may also be subject to quantitative adjustments based on the market value of these shares, as set forth in the deed of settlement.

30. COMMITMENTS AND CONTINGENCIES

30.1 Other operating commitments

In October 2016, the Group had raised RMB57.5 million (US$8.3 million), and the Group planned to raise an additional RMB100.0 million (US$14.4 million) until CrossFire New Mobile Game is launched. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. In August 2016, the Group granted a third-party consultant 1,000,000 options to acquire shares of the Group as payment for consulting services related to the RMB157.5 million (US$22.6 million) financing plan of CrossFire Mobile Game with Inner Mongolia Culture Assets and Equity Exchange. The options will vest in accordance with the schedule of the actual funding to be received. In October 2016, 365,079 options were vested after the Group received the first funding of RMB57.5 million (US$8.3 million). The Group continues to cooperate with a third-party company for development and operation of CrossFire Mobile Game. The Group plans to apply for a license (“Banhao”) from GAPPRPT for CrossFire New Mobile Game as soon as development of the game is finalized to launch the game. The Group does not plan to finance the remaining RMB100.0 million (US$14.4 million) from the planned fund raising arrangement, and due to non-recovery of the advance financing fee, the Group fully impaired the advance finance fee in 2018. In January 2019, total 1,000,000 options granted to the third-party consultant were canceled. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty.

In June 2017, Shanghai IT has entered into an investment agreement with the shareholders of Beijing Ti Knight where Shanghai IT will invest a total of RMB9.0 million (US$1.3 million) in Beijing Ti Knight. As of December 31, 2019, Shanghai IT has invested RMB4.9 million (US$0.7 million) and has a remaining capital contribution commitment amounting to RMB4.1 million (US$0.6 million). Shanghai IT’s purchase commitment amounting to RMB6.8 million (US$1.0 million) for the outsourcing development agreement entered on October 9, 2016 with Beijing Ti Knight will be waived if Shanghai IT’s accumulated investment in Beijing Ti Knight is more than RMB6.0 million (US$0.9 million). Hence, as of December 31, 2019, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million). As of December 31, 2019 the agreements have not been terminated but the related outsourcing development of the related game has been transferred to a third-party company.

In 2019, Jiu Gang has signed a joint venture agreement with Shenzhen EN-plus Technologies Co., Ltd. ("EN+"), an electric vehicle charging equipment company incorporated in the PRC, to establish a joint venture to engage in sales of new energy electric vehicle charging equipment, investment, construction and operation of charging stations, and provision of operational services for urban charging equipment and platforms for electric vehicles. According to the joint venture agreement, the Group will make a cash investment of RMB50.0 million (US$7.2 million) in the joint venture in consideration for which it will receive 80% equity interest in the joint venture, and EN+ will contribute its current and future proprietary electric vehicle charging technology to the joint venture in consideration for which it will receive a 20% equity interest of the joint venture. As of December 31, 2019, the joint venture has not been commenced and no progress on the joint venture.

In March 2019, the Group entered into a joint venture agreement with F&F to establish a joint venture to manufacture, market, distribute and sell electric cars in the PRC. Under the terms of joint venture agreement, the Group will make capital contribution of up to US$600.0 million in three equal installments to the joint venture, and F&F will make contributions including its use rights for a piece of land in the PRC to manufacture electric cars and will grant the joint venture an exclusive license to manufacture, market, distribute and sell certain F&F’s car models and other potential selected car models in the PRC, in each case subject to the satisfaction of certain conditions, such as establishment of the joint venture and funding arrangements. As of December 31, 2019, the Group has paid the initial deposit of US$5.0 million and has not paid remaining capital contribution.

In October 2019, the Group entered into a development agreement with F&F to establish a development plan for the joint venture’s business conduct in the PRC. Under the terms of development agreement, the Group shall pay an amount of US$18.0 million as development fee in four-equal installments. The first installment of US$6.0 million shall be paid within 2 business days following the receipt by the Group of the proceeds from its proposed offering under that certain Registration Statement on Form F-1 filed with the U.S SEC on June 24, 2019. The Group has applied to withdraw the Registration Statement on Form F-1 in February 2020.

30.2 Contingencies

In June 2016, Asian Development borrowed HK$92.3 million (US$11.9 million) from a financial services company at an annual interest rate of 2% for a term of 24 months. This loan is secured by 417,440,000 shares of L&A (see Note 16). Pursuant to the financing agreement (“Agreement”), such loan is considered to be in default since the market price of the pledged shares had fallen below the collateralized stock price by more than 35% for ten consecutive trading days. Asian Development had not made any remediation pursuant to the Agreement. Upon default, the lender shall be entitled to foreclose the pledged shares and become the legal and beneficial owner of the pledged shares. If the market value of the pledged shares cannot cover the total outstanding amount owed by Asian Development to the lender under the Agreement, the lender may claim against Asian Development to recover any outstanding amounts under the Agreement, in addition to foreclosure of the pledged shares as mentioned above.

As mentioned in Note 24, Red 5 and its affiliates are currently in dispute with Qihoo 360 and its affiliates regarding System Link and Firefall and various legal proceedings have been initiated and are ongoing in connection with such dispute since 2016 where litigations have been filed with both Intellectual Property Court of Shanghai and Hong Kong International Arbitration Centre. In May 2019, the Group has entered into an out-of-court settlement with Qihoo 360 where both the Group and Qihoo 360 agreed to withdraw litigations filed in relation to the dispute over Firefall and to liquidate the joint venture, System Link. As of December 31, 2019, the Group has withdrew all the claims against Qihoo 360 and settled the litigation proceedings in Shanghai in May 2019. In August 2019, the Group has received a refund from Intellectual Property Court of Shanghai on court acceptance fee paid in 2016 and recognized other income amounting to RMB3.8 million (US$0.5 million) for the year ended December 31, 2019. As of the issuance date of these consolidated financial statements, the Group is implementing the mediation agreement with Qihoo 360  to settle the arbitration proceeding in Hong Kong.

Shanghai Oh Yeah Information Technology Co., Ltd. (“Shanghai Oh Yeah”) filed several related civil claims against joint defendants including Shanghai IT, ZTE9 and a third-party defendant, regarding copy-right infringements of their intellectual property to the Intellectual Property Court of Shanghai with a total aggregated claim amount of RMB3.0 million (US$0.4 million). These civil claims are still in process as of December 31, 2019. The Group has assessed the likelihood of the outcome and has accrued an amount for the contingency. The Group may be subject to other legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.

As described in Note 28, in August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor, Oriental Pearl. Due to the stock exchange transaction with L&A in 2016, a 37% share of the SBPS was owned by L&A as of December 31, 2019 (see Note 28). Per Articles of Association of Red 5, major holders of SBPS, at any time on or after April 1, 2017 (the “Redemption Election”), can require Red 5 to redeem all, but not less than all, of the outstanding shares of SBPS, as applicable, in three equal annual installments. New Star, a wholly owned subsidiary of the Group, owns 39,766,589 Series A redeemable convertible preferred shares which have similar terms with the Series B redeemable convertible preferred shares. The redemption value of SBPS was US$16.5 million for the first installment, US$18.1 million for the second installment and US$19.9 million for the third installment. Since Red 5 is in a net liability position, the Group does not believe the preferred shareholders will request such redemption. As of the issuance date of these consolidated financial statements, there was no such preferred shareholder requiring Red 5 to redeem the preferred shares.